Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Expenses and Other Current Liabilities
Payment for acquisition of Wuhan Miracle			¥ 136,482
Accrued service expenses	¥ 46,638		61,255
Deposits payable to service providers	55,198		68,248
Advance payment from platform user	71,514		51,104
Payable to service providers	20,290		24,860
Payments for inventories	13,202		18,840
Product warranty	2,704		2,529
Accrued litigation liabilities (see Note 20)	3,611		2,162
Others	11,432		11,361
Total	¥ 224,589	$ 32,561	¥ 376,841